NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
NATURE OF OPERATIONS and going concern [abstract]
Net loss	$ 32,555,633	$ 23,601,170	$ 599,471
Accumulated deficit	70,510,384	$ 37,954,751
Working capital deficit	$ 26,954,549